STOCKHOLDERS' EQUITY (Schedule of Sales of C Units in First 2010 Offering) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Sep. 30, 2010 First 2010 For C Units [Member]	Jul. 31, 2010 First 2010 For C Units [Member]	Jun. 30, 2011 First 2010 For C Units [Member]
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672		160,000	2,000,000	2,160,000
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 40,000	$ 500,000	$ 540,000
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		4,757	47,245	52,002
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500		35,243	452,755	487,998
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504	17,066	219,871	236,937
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 18,177	$ 232,884	$ 251,061